FINANCING RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Current	$ 12,743	$ 132,509
0-90 days aging [Member]
Financing Receivable, Recorded Investment, Current	0	10,021
Over 90 days aging [Member]
Financing Receivable, Recorded Investment, Current	$ 12,735	$ 10,489